-------------------------------------------------------------------------------
                                     SEMIANNUAL REPORT, December 31, 1999

                                           Cappiello-Rushmore Trust

                                   4922 Fairmont Avenue, Bethesda, MD 20814
-------------------------------------------------------------------------------
                                        (800) 622-1386  (301) 657-1510
[LOGO OF CAPPIELLO-RUSHMORE FUND APPEARS HERE]


                                                              February 14, 2000
Dear Fellow Shareholder:

  "Volatility" was the theme of the stock market as we entered the first quarter of 2000 and the third quarter of the Cappiello-Rushmore Funds' fiscal year. The month of January was a good example. The long-anticipated first month of the new millennium opened with a bang with investors driving up the technology and Internet stocks, thus creating a new high for the NASDAQ. Equally surprising was a fast multi-day decline (January 4-6) that pushed NASDAQ down to just under a 10% decline. And that was just the first week. However, investors were not quite finished with their love-hate relationship with the NASDAQ as they moved back into stocks that they had sold only a few days before with enough new enthusiasm to send the over-the-counter average to another new all time high on January 21. Presumably interest in Internet and technology stocks began to decrease and the month ended with NASDAQ recording a decline of 3.2%. No better were the other more venerable averages with the S&P 500 down 5.1% and the Dow Industrials finishing the month with a drop of 4.8%.

  February was no different, with the NASDAQ rampaging to new highs week after week with the venerable Dow Jones Industrial Average lagging and struggling to make a new high. In summary, it looks like this market is showing investors not only extreme volatility but also unpredictability. Essentially the stock market (both in the U.S. and international) is attempting to balance clearly improving fundamentals (a growing economy with earnings growth and rising productivity) with the uncertainty regarding inflation and the Federal Reserve's determination to raise interest rates to slow the economy. In this choppy sea of confusing positives and negatives, we believe the prescription for long-term investment success is to keep things in perspective, both in terms of the economics and strategy.

  Beginning in 1996, the U.S. economy shifted into higher gear driven mainly by acceleration in productivity growth with high technology driving productivity. More to the point, technology-driven production of goods and services is disinflationary, not inflationary, particularly the Internet. Add to technology the process of globalization of markets, deregulation in most of the world, and the trend toward capitalism rather than socialism and the result is a potent blend of high growth, high employment, and almost no inflation. This means that the U.S. economy isn't likely to slip into recession any time soon nor is the stock market fated to become a huge "bubble" that will burst such as in 1929. More probably, what we will see is a continuous correction of overpriced stock sectors such as the Internet, technology, and telecommunications to more reasonable levels. Concurrent with these corrections we'll see the rise of the now abandoned sectors such as finance, insurance, and small stocks. We're already witnessing the beginning of this process in the small stock sector with the Russell 2000 Index of small stocks outpacing the Dow 30 blue chips in the past few months. We'll see the rest of this process sometime this year.

  Further, the overvaluation that the Fed and most of Wall Street analysts complain about is relegated to only a few stock groups. The vast majority of stocks have done little or nothing over the past fourteen months. For example, at December 31, 1999, only 1,182 stocks actually advanced for the year, according to the New York Stock Exchange, while 2,557 declined and 19 were unchanged. Percentage-wise just 31.5% of the listed stocks were up for the year.


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

  In terms of strategy, nearly all investors have a long-term objective and achieving that goal means running a marathon rather than a series of sprints. Unlike the exhilaration of a sprint, a marathon is sometimes exciting and sometimes boring as witness the famed Alaskan Iditorad Race. This is a punishing 1,150 mile sled race in the worst of winter weather. You don't use greyhounds to pull your sled if you want to win. Instead you use the less fleet but stronger dogs that can do the distance. To win, the driver needs to be patient, not rush the dogs and take time to regularly rest and feed the team. That is the "winning" formula and it demands patience as well as intelligence. That same formula can be applied to an investment portfolio.

  In summary, we remain bullish and believe the economy will continue to grow although at a slower rate with modest inflation and higher corporate profits and that this will be reflected in a broadening market that will encompass many of the currently neglected stock sectors.

                                          Sincerely,
                                          /s/ Frank A. Cappiello
                                          Frank A. Cappiello
                                          Chairman
                                          Cappiello-Rushmore Trust


-------------------------------------------------------------------------------

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1999
(unaudited)

Utility Income Fund


--------------------------------------------------------------------------------

                                              Market Value
 Shares                                           (Note 1)
----------------------------------------------------------
 COMMON STOCKS -- 94.9%

 Gas and Electric -- 48.9%
 11,200 Allegheny Energy, Inc.                 $ 301,700
 13,000 Alliant Energy Corp.                     357,500
 13,500 CMS Energy Corp.                         421,030
  3,000 Hawaiian Electric Industries, Inc.        86,625
  8,000 IDACORP, Inc.                            214,500
 13,400 KeySpan Corp.                            310,713
  9,500 New Century Energies, Inc.               288,563
 14,500 Potomac Electric Power Co.               332,594
 15,900 Southern Co.                             373,650
  4,000 Texas Utilities Company                  142,250
  9,500 TNP Enterprises, Inc.                    391,875
                                               ---------
                                               3,221,000
                                               ---------

 Natural Gas Distribution -- 4.9%
 11,800 Washington Gas Light Co.                 324,500
                                               ---------

 Real Estate Investment Trusts -- 6.5%
  5,200 Archstone Communities Trust              106,600
  4,300 First Industrial Realty Trust, Inc.      117,981
  3,600 Mack-Cali Realty Corp.                    93,825
  2,900 Spieker Properties, Inc.                 105,669
                                               ---------
                                                 424,075
                                               ---------

 Telecommunication -- 34.6%
  6,900 ALLTEL Corp.                             570,544
  7,000 AT&T Corp.                               355,250
  9,400 Bell Atlantic Corp.                      578,688
  3,800 Global Crossing Ltd.*                    190,000
 12,000 SBC Communications, Inc.                 585,000
                                               ---------
                                               2,279,482
                                               ---------

 Total Common Stocks (Cost $4,484,091)         6,249,057
                                               ---------

--------------------------------------------------------------------------------

                                                          Market Value
 Shares                                                       (Note 1)

----------------------------------------------------------------------
 CONVERTIBLE PREFERRED
  STOCKS -- 4.0%
   6,000   Kmart Financing, 7.75%
            (Cost $334,325)                                   262,500
                                                           ----------

 MONEY MARKET FUNDS -- 1.1%
  75,901   Fund for Government Investors (Cost $75,901)    $   75,901
                                                           ----------

 Total Investments -- 100.0% (Cost $4,894,317)             $6,587,458
                                                           ==========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1999
(unaudited)

Growth Fund
--------------------------------------------------------------------------------

                                                   Market Value
 Shares                                                (Note 1)

---------------------------------------------------------------
 COMMON STOCKS -- 97.1%
 Automotive Products -- 2.9%
   8,000   Honeywell International, Inc.            $  461,500
                                                    ----------

 Beverages -- 3.3%
   8,800   Coca-Cola Co.                               512,600
                                                    ----------

 Business Services -- 7.8%
  25,000   First Data Corp.                          1,232,813
                                                    ----------

 Computer Hardware and Equipment -- 6.9%
  10,000   International Business Machines Corp.     1,080,000
                                                    ----------

 Data Processing & Preparation -- 1.5%
  10,000   SunGard Data Systems, Inc.*                 237,500
                                                    ----------

 Electronics -- 1.0%
   6,000   Raytheon Co., Class B                       159,375
                                                    ----------

 Financial Services -- 28.5%
   8,500   American Express Co.                      1,413,125
   3,200   Bank of America Corp.                       160,600
  18,000   Charles Schwab Corp.                        690,750
  32,000   Franklin Resources, Inc.                  1,026,000
   7,700   H&R Block, Inc.                             336,875
  20,000   SLM Holding Corp.                           845,000
                                                    ----------
                                                     4,472,350
                                                    ----------

 Healthcare -- 6.4%
  19,000   United Healthcare Company                 1,009,375
                                                    ----------

 Merchandising and Retail -- 7.8%
  22,500   Dollar General Corp.                        511,875
  14,000   Federated Department Stores, Inc.*          707,875
                                                    ----------
                                                     1,219,750
                                                    ----------

 Oil and Gas Services -- 6.5%
   6,500   Schlumberger, Ltd.                          365,625
   1,258   Transocean Sedco Forex, Inc.*                42,392
  60,000   Varco International, Inc.*                  611,250
                                                    ----------
                                                     1,019,267
                                                    ----------

 Paper Products -- 2.7%
   9,000   Willamette Industries, Inc.                 417,938
                                                    ----------


--------------------------------------------------------------------------------

                                                           Market Value
 Shares                                                        (Note 1)

-----------------------------------------------------------------------
 Telecommunication -- 21.8%
   15,000  AT&T Corp.                                      $   761,250
   14,850  Global Crossing Ltd.*                               742,500
   20,000  Hughes Electronics Corp.                          1,920,000
                                                           -----------
                                                             3,423,750
                                                           -----------

 Total Common Stocks (Cost $8,433,520)                      15,246,218
                                                           -----------

 MONEY MARKET FUNDS -- 2.9%
  458,096  Fund for Government Investors (Cost $458,096)       458,096
                                                           -----------

 Total Investments -- 100.0% (Cost $8,891,616)             $15,704,314
                                                           ===========


                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1999
(unaudited)

Emerging Growth Fund
--------------------------------------------------------------------------------

                                                  Market Value
 Shares                                               (Note 1)

--------------------------------------------------------------
 COMMON STOCKS -- 98.0%
 Business Services and Equipment -- 16.6%
   5,000   Equity Marketing, Inc.*                 $  64,375
   7,000   Miami Computer Supply Corp.*              259,875
   9,000   StarTek, Inc.*                            326,250
   2,400   Stericycle, Inc.*                          45,150
   7,000   Tidewater, Inc.                           252,000
   8,000   Workflow Management, Inc.*                229,000
   5,000   Zomax, Inc.*                              226,250
                                                   ---------
                                                   1,402,900
                                                   ---------

 Computer Software and Services -- 21.8%
   4,400   Actel Corp.*                              105,600
   5,500   Actrade International Ltd.*                82,156
  18,000   Applix, Inc.*                             325,125
     800   Black Box Corp.*                           53,600
  19,000   Corsair Communications, Inc.*             154,375
   4,700   Datalink Corp.*                            90,475
  32,000   Dot Hill System Corp.*                    158,000
   3,500   Equinox Systems, Inc.*                     31,500
   9,000   Hauppauge Digital, Inc.*                  181,125
   4,000   Infocure Corp.*                           124,750
   4,900   Percon, Inc.*                              72,275
   1,800   Point of Sale Ltd.*                        26,325
  13,500   Take-Two Interactive Software, Inc.*      174,656
  10,100   Troy Group, Inc.*                         151,500
   4,200   Unigraphics Solution, Inc.*               113,400
                                                   ---------
                                                   1,844,862
                                                   ---------

 Electronics -- 6.7%
   3,700   Audiovox Corp.*                           112,388
  10,000   Power-One, Inc.*                          458,125
                                                   ---------
                                                     570,513
                                                   ---------

 Financial Services -- 5.0%
   5,000   Knight/Trimark Group, Inc.*               230,000
   7,200   Waddell & Reed Financial, Inc.            195,300
                                                   ---------
                                                     425,300
                                                   ---------

 Food Products -- 1.6%
   6,000   Hain Food Group, Inc.*                    134,250
                                                   ---------

 Healthcare Products and Services -- 8.6%
  10,000   Endocare, Inc.*                            84,375
  12,000   KV Pharmaceutical Co., Class A*           263,250
   9,000   PolyMedica Corp.*                         208,125
   3,000   QLT Phototherapeutics, Inc.*              176,250
                                                   ---------
                                                     732,000
                                                   ---------

--------------------------------------------------------------------------------

                                                           Market Value
 Shares                                                        (Note 1)

-----------------------------------------------------------------------
 Merchandising and Retail -- 11.5%
   10,000  BEBE Stores, Inc.*                               $  270,000
   13,600  Children's Place Retail Stores, Inc.*               223,550
    1,900  Copart, Inc.*                                        82,650
   10,000  Electronics Boutique Holdings Corp.*                180,000
    5,000  Funco, Inc.*                                         55,938
   16,000  Topps Company, Inc.*                                166,000
                                                            ----------
                                                               978,138
                                                            ----------

 Semiconductors and Related -- 2.0%
    2,000  Cybex Computer Products Corp.*                       81,000
    4,000  TelCom Semiconductor, Inc.*                          84,000
                                                            ----------
                                                               165,000
                                                            ----------

 Technology -- 11.1%
    3,600  American Xtal Technology, Inc.*                      62,775
   10,000  Excel Technology, Inc.*                             179,375
   20,000  LaserSight, Inc.*                                   200,000
    3,600  Measurement Specialties, Inc.*                       75,150
    8,200  Performance Technology, Inc.*                       142,475
    2,300  ScanSource, Inc.*                                    93,294
    3,000  Sigmatron International, Inc.*                       19,500
    8,500  II-VI, Inc.*                                        171,062
                                                            ----------
                                                               943,631
                                                            ----------

 Telecommunications -- 12.2%
    6,000  Catapult Communications Corp.*                       59,625
   10,200  Comtech Telecommunications Corp.*                   150,450
   12,500  Gilat Communications Ltd.*                          300,781
   13,000  InterVoice-Brite, Inc.*                             302,250
    6,800  PairGain Technologies, Inc.*                         96,475
    5,000  REMEC, Inc.*                                        127,500
                                                            ----------
                                                             1,037,081
                                                            ----------

 Transportation -- 0.9%
    8,000  Aramex International Ltd.*                           73,500
                                                            ----------

 Total Common Stocks (Cost $6,403,662)                       8,307,175
                                                            ----------

 MONEY MARKET FUNDS -- 2.0%
  167,178  Fund for Government Investors (Cost $167,178)       167,178
                                                            ----------

 Total Investments -- 100.0% (Cost $6,570,840)              $8,474,353
                                                            ==========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Portfolios of Investments
December 31, 1999
(unaudited)

Gold Fund
--------------------------------------------------------------------------------

                                          Market Value
 Shares                                       (Note 1)

------------------------------------------------------
 COMMON STOCKS -- 98.8%
 Metals and Mining
 Australia -- 24.2%
   6,000   Lihir Gold, Ltd.*                $ 84,000
   7,500   WMC, Ltd., ADR                    164,063
                                            --------
                                             248,063
                                            --------

 Canada -- 27.6%
   7,500   Aber Resources, Ltd.*              46,875
   8,500   Barrick Gold Corp.                150,344
   8,000   Placer Dome, Inc.                  86,000
                                            --------
                                             283,219
                                            --------

 Ghana -- 1.5%
   6,000   Ashanti Goldfields Co., Ltd.       15,750
                                            --------


--------------------------------------------------------------------------------

                                                          Market Value
 Shares                                                       (Note 1)

----------------------------------------------------------------------
 United States -- 45.5%
  35,000   Battle Mountain Gold Co.                        $   72,187
  10,000   Crown Resources Corp.*                              18,750
  14,000   Homestake Mining Co.                               109,375
   4,000   Newmont Mining Corp.                                98,000
   5,300   Stillwater Mining Co.*                             168,937
                                                           ----------
                                                              467,249
                                                           ----------

 Total Common Stocks (Cost $1,528,284)                      1,014,281
                                                           ----------

 MONEY MARKET FUNDS -- 1.2%
  12,704   Fund for Government Investors (Cost $12,704)        12,704
                                                           ----------

 Total Investments -- 100.0% (Cost $1,540,988)             $1,026,985
                                                           ==========


----------------
* Non-income producing
ADR American Depository Receipts
                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Assets and Liabilities
December 31, 1999
(unaudited)

                                   Utility                Emerging
                                 Income Fund Growth Fund Growth Fund Gold Fund


  ASSETS
   Securities at Cost..........  $4,894,317  $ 8,891,616 $6,570,840  $1,540,988
                                 ==========  =========== ==========  ==========
   Securities at Value (Note
    1).........................  $6,587,458  $15,704,314 $8,474,353  $1,026,985
   Receivable for Securities
    Sold.......................     758,814    2,010,719         --      76,147
   Receivable for Shares Sold..      11,814        1,087        222          --
   Dividends Receivable........      12,671       10,256         --          --
   Interest Receivable.........         240        5,935        848          73
                                 ----------  ----------- ----------  ----------
   Total Assets................   7,370,997   17,732,311  8,475,423   1,103,205
                                 ----------  ----------- ----------  ----------
  LIABILITIES
   Investment Advisory Fee
    Payable....................       2,220        7,499      3,533         686
   Administration Fee Payable..      13,814       44,236     20,317       3,163
   Payable for Securities
    Purchased..................          --           --         --          --
   Liability for Shares
    Redeemed...................      17,232       92,740    163,705      79,343
   Distributions Payable.......       6,230        2,445      1,604
   Other Liabilities...........         240           --         --          --
                                 ----------  ----------- ----------  ----------
   Total Liabilities...........      39,736      146,920    189,159      83,192
                                 ----------  ----------- ----------  ----------
  NET ASSETS...................  $7,331,261  $17,585,391 $8,286,264  $1,020,013
                                 ==========  =========== ==========  ==========
  Shares Outstanding...........     615,331    1,063,587    747,109     279,839
                                 ==========  =========== ==========  ==========
  Net Asset Value Per Share....      $11.91       $16.53     $11.09       $3.64
                                 ==========  =========== ==========  ==========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Operations
For the Six Months Ended December 31, 1999
(unaudited)

                                 Utility                 Emerging
                               Income Fund Growth Fund  Growth Fund  Gold Fund

  Investment Income
   Interest..................   $   6,778  $    48,859  $    8,664   $     235
   Dividends.................     164,227       22,276       5,821       2,299
                                ---------  -----------  ----------   ---------
   Total Investment Income...     171,005       71,135      14,485       2,534
                                ---------  -----------  ----------   ---------
  Expenses
   Investment Advisory Fee
    (Note 2).................      14,061       46,467      20,203       4,497
   Administrative Fee (Note
    2).......................      28,122       92,933      40,405       6,425
   Other Fees................          24           --          52          18
                                ---------  -----------  ----------   ---------
   Total Expenses............      42,207      139,400      60,660      10,940
                                ---------  -----------  ----------   ---------
  Net Investment Income
   (Loss)....................     128,798      (68,265)    (46,175)     (8,406)
                                ---------  -----------  ----------   ---------
  Net Realized Gain (Loss) on
   Investment Transactions...     642,749    1,447,473   1,568,245    (348,543)
  Change in Net Unrealized
   Appreciation/ Depreciation
   of Investments............    (977,157)  (2,952,466)   (435,779)    241,031
                                ---------  -----------  ----------   ---------
  Net Gain (Loss) on
   Investments...............    (334,408)  (1,504,993)  1,132,466    (107,512)
                                ---------  -----------  ----------   ---------
  Net Increase (Decrease) in
   Net Assets Resulting from
   Operations................   $(205,610) $(1,573,258) $1,086,291   $(115,918)
                                =========  ===========  ==========   =========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                     Utility
                                   Income Fund                 Growth Fund


                             For the Six                For the Six
                             Months Ended    For the    Months Ended    For the
                             December 31,  Year Ended   December 31,   Year Ended
                                 1999       June 30,        1999        June 30,
                             (unaudited)      1999      (unaudited)       1999
                             ------------  -----------  ------------  ------------
  From Investment Activi-
   ties
   Net Investment Income
    (Loss)................   $   128,798   $   275,125  $   (68,265)  $   (120,824)
   Net Realized Gain on
    Investment
    Transactions..........       642,749       474,361    1,447,473      4,333,506
   Change in Net
    Unrealized
    Appreciation of
    Investments...........      (977,157)      224,539   (2,952,466)      (420,750)
                             -----------   -----------  -----------   ------------
   Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations............      (205,610)      974,025   (1,573,258)     3,791,932
                             -----------   -----------  -----------   ------------
  Distributions to
   Shareholders
   From Net Investment
    Income................      (128,674)     (275,180)          --             --
   From Net Realized Gain
    on Investments........      (265,222)     (554,083)  (3,471,861)    (4,104,765)
                             -----------   -----------  -----------   ------------
   Total Distributions to
    Shareholders..........      (393,896)     (829,263)  (3,471,861)    (4,104,765)
                             -----------   -----------  -----------   ------------
  From Share Transactions
   Net Proceeds from Sales
    of Shares.............     4,417,058     6,111,444    3,313,697     13,234,395
   Reinvestment of
    Distributions.........       356,878       743,808    3,281,812      3,959,935
   Cost of Shares
    Redeemed..............    (5,240,154)   (8,401,545)  (4,835,702)   (20,841,675)
                             -----------   -----------  -----------   ------------
   Net Increase (Decrease)
    in Net Assets
    Resulting from Share
    Transactions..........      (466,218)   (1,546,293)   1,759,807     (3,647,345)
                             -----------   -----------  -----------   ------------
   Total Decrease in Net
    Assets................    (1,065,724)   (1,401,531)  (3,285,312)    (3,960,178)
  Net Assets -- Beginning
   of Period..............     8,396,985     9,798,516   20,870,703     24,830,881
                             -----------   -----------  -----------   ------------
  Net Assets -- End of
   Period.................   $ 7,331,261   $ 8,396,985  $17,585,391   $ 20,870,703
                             ===========   ===========  ===========   ============
  Shares
   Sold...................       354,845       487,318      168,078        667,460
   Issued in Reinvestment
    of Distributions......        29,370        59,063      203,208        242,643
   Redeemed...............      (423,129)     (672,475)    (255,238)    (1,043,833)
                             -----------   -----------  -----------   ------------
   Net Increase (Decrease)
    in Shares.............       (38,914)     (126,094)     116,048       (133,730)
                             ===========   ===========  ===========   ============

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                     Emerging
                                   Growth Fund                 Gold Fund

                             For the Six                For the Six
                             Months Ended    For the    Months Ended  For the
                             December 31,  Year Ended   December 31, Year Ended
                                 1999       June 30,        1999      June 30,
                             (unaudited)      1999      (unaudited)     1999
                             ------------  -----------  ------------ ----------
  From Investment Activi-
   ties
   Net Investment Loss....   $   (46,175)  $   (61,872)  $   (8,406) $  (16,464)
   Net Realized Gain
    (Loss) on Investment
    Transactions..........     1,568,245     1,345,716     (348,543)   (461,455)
   Net Change in
    Unrealized
    Appreciation/
    Depreciation of
    Investments...........      (435,779)     (713,036)     241,031     192,968
                             -----------   -----------   ----------  ----------
   Net Increase (Decrease)
    in Net Assets
    Resulting from
    Operations............     1,086,291       570,808     (115,918)   (284,951)
                             -----------   -----------   ----------  ----------
  Distributions to
   Shareholders
   From Net Realized Gain
    on Investments........    (2,152,332)     (101,776)          --          --
                             -----------   -----------   ----------  ----------
  From Share Transactions
   Net Proceeds from Sales
    of Shares.............     3,184,895    42,030,888           --          --
   Reinvestment of
    Distributions.........     2,082,991        91,112           --          --
   Cost of Shares
    Redeemed..............    (4,551,690)  (48,113,508)    (258,021)   (507,885)
                             -----------   -----------   ----------  ----------
   Net Increase (Decrease)
    in Net Assets
    Resulting from Share
    Transactions..........       716,196    (5,991,508)    (258,021)   (507,885)
                             -----------   -----------   ----------  ----------
   Total Decrease in Net
    Assets................      (349,845)   (5,522,476)    (373,939)   (792,836)
  Net Assets -- Beginning
   of Period..............     8,636,109    14,158,585    1,393,952   2,186,788
                             -----------   -----------   ----------  ----------
  Net Assets -- End of
   Period.................   $ 8,286,264   $ 8,636,109   $1,020,013  $1,393,952
                             ===========   ===========   ==========  ==========
  Shares
   Sold...................       253,823     3,627,533           --          --
   Issued in Reinvestment
    of Distributions......       192,158         7,530           --          --
   Redeemed...............      (357,803)   (4,000,674)     (68,976)   (120,066)
                             ===========   ===========   ==========  ==========
   Net Increase (Decrease)
    in Shares.............        88,178      (365,611)     (68,976)   (120,066)
                             ===========   ===========   ==========  ==========

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                            Utility Income Fund

                             For the Six
                             Months Ended
                             December 31,     For the Years Ended June 30,
                                 1999     ----------------------------------------
                             (unaudited)   1999    1998    1997    1996     1995
                             ------------ ------  ------  ------  -------  -------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $12.83    $12.56  $10.40  $10.60  $  9.24  $  8.39
                                ------    ------  ------  ------  -------  -------
   Income from Investment
    Operations:
   Net Investment Income..        0.21      0.40    0.47    0.53     0.49     0.55
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........       (0.48)     1.09    2.17   (0.19)    1.39     0.85
                                ------    ------  ------  ------  -------  -------
    Total from Investment
     Operations...........       (0.27)     1.49    2.64    0.34     1.88     1.40
                                ------    ------  ------  ------  -------  -------
   Distributions to
    Shareholders:
   From Net Investment
    Income................       (0.21)    (0.40)  (0.48)  (0.54)   (0.52)   (0.55)
   From Net Realized
    Capital Gain..........       (0.44)    (0.82)     --      --       --       --
                                ------    ------  ------  ------  -------  -------
    Total Distributions to
     Shareholders.........       (0.65)    (1.22)  (0.48)  (0.54)   (0.52)   (0.55)
                                ------    ------  ------  ------  -------  -------
   Net Increase (Decrease)
    in Net Asset Value....       (0.92)     0.27    2.16   (0.20)    1.36     0.85
                                ------    ------  ------  ------  -------  -------
   Net Asset Value -- End
    of Period.............      $11.91    $12.83  $12.56  $10.40  $ 10.60  $  9.24
                                ======    ======  ======  ======  =======  =======
  Total Investment Return.       (2.13)%A  12.24%  25.55%   3.39%   20.60%   16.62%
  Ratios to Average Net
   Assets:
   Expenses...............        1.05%B    1.05%   1.05%   1.05%    1.05%    1.05%
   Net Investment Income..        3.21%B    3.16%   4.01%   4.88%    4.82%    6.26%
  Supplementary Data:
   Portfolio Turnover
    Rate..................          --      22.0%   29.5%   17.3%    45.1%   147.0%
   Net Assets at End of
    Period (in thousands).      $7,331    $8,397  $9,799  $8,806  $15,106  $17,151
   Number of Shares
    Outstanding at End of
    Period (in thousands).         615       654     780     847    1,425    1,855

-----------------------------

 A Total investment return for periods of less than one year are not annualized.
 B Annualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                 Growth Fund

                             For the Six
                             Months Ended
                             December 31,       For the Years Ended June 30,
                                 1999      -----------------------------------------------
                             (unaudited)    1999      1998      1997      1996      1995
                             ------------  -------   -------   -------   -------   -------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..     $ 22.03     $ 22.96   $ 19.02   $ 17.87   $ 14.64   $ 11.05
                               -------     -------   -------   -------   -------   -------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.06)      (0.13)    (0.18)    (0.09)    (0.07)     0.01
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........       (1.70)       3.86      4.12      1.83      3.30      3.60
                               -------     -------   -------   -------   -------   -------
    Total from Investment
     Operations...........       (1.76)       3.73      3.94      1.74      3.23      3.61
                               -------     -------   -------   -------   -------   -------
   Distributions to
    Shareholders:
   From Net Investment
    Income................          --          --        --        --        --     (0.02)
   From Net Realized
    Capital Gain..........       (3.74)      (4.66)       --     (0.59)       --        --
                               -------     -------   -------   -------   -------   -------
    Total Distributions to
     Shareholders.........       (3.74)      (4.66)       --     (0.59)       --     (0.02)
                               -------     -------   -------   -------   -------   -------
   Net Increase in Net
    Asset Value...........       (5.50)      (0.93)     3.94      1.15      3.23      3.59
                               -------     -------   -------   -------   -------   -------
   Net Asset Value -- End
    of Period.............     $ 16.53     $ 22.03   $ 22.96   $ 19.02   $ 17.87   $ 14.64
                               =======     =======   =======   =======   =======   =======
  Total Investment Return.       (7.57)%A    23.32%    20.72%    10.10%    22.06%    32.65%
  Ratios to Average Net
   Assets:
   Expenses...............        1.50%B      1.50%     1.50%     1.50%     1.50%     1.50%
   Net Investment Income
    (Loss)................       (0.73)%B    (0.62)%   (0.74)%   (0.46)%   (0.41)%    0.12%
  Supplementary Data:
   Portfolio Turnover
    Rate..................         1.4%       54.3%     65.1%     41.9%     74.5%     70.9%
   Net Assets at End of
    Period (in thousands).     $17,585     $20,871   $24,831   $24,899   $31,777   $19,337
   Number of Shares
    Outstanding at End of
    Period (in thousands).       1,064         948     1,081     1,309     1,778     1,321

-----------------------------

 A Total investment return for periods of less than one year are not annualized.
 B Annualized.

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                            Emerging Growth Fund

                             For the Six
                             Months Ended
                             December 31,      For the Years Ended June 30,
                                 1999     ----------------------------------------------
                             (unaudited)   1999     1998      1997      1996      1995
                             ------------ ------   -------   -------   -------   -------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $13.11    $13.82   $ 13.84   $ 16.99   $ 14.96   $ 10.41
                                ------    ------   -------   -------   -------   -------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.06)    (0.09)    (0.21)    (0.24)    (0.16)    (0.08)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........        1.66     (0.52)A    0.19A    (0.25)     2.30      4.63
                                ------    ------   -------   -------   -------   -------
    Total from Investment
     Operations...........        1.60     (0.61)    (0.02)    (0.49)     2.14      4.55
                                ------    ------   -------   -------   -------   -------
   Distributions to
    Shareholders:
   From Net Realized
    Capital Gain..........       (3.62)    (0.10)       --     (2.66)    (0.11)       --
                                ------    ------   -------   -------   -------   -------
   Net Increase (Decrease)
    in Net Asset Value....       (2.02)    (0.71)    (0.02)    (3.15)     2.03      4.55
                                ------    ------   -------   -------   -------   -------
   Net Asset Value -- End
    of Period.............      $11.09    $13.11   $ 13.82   $ 13.84   $ 16.99   $ 14.96
                                ======    ======   =======   =======   =======   =======
  Total Investment Return.       12.85%B   (4.39)%   (0.14)%   (2.15)%   14.36%    43.71%
  Ratios to Average Net
   Assets:
   Expenses...............        1.50%C    1.51%     1.50%     1.50%     1.50%     1.50%
   Net Investment Loss....       (1.14)%C  (0.49)%   (1.07)%   (1.20)%   (0.98)%   (0.61)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................       125.2%    171.6%    121.2%     66.2%    121.2%     96.1%
   Net Assets at End of
    Period (in thousands).      $8,286    $8,636   $14,159   $20,732   $44,985   $36,606
   Number of Shares
    Outstanding at End of
    Period (in thousands).         747       659     1,025     1,498     2,647     2,447

-----------------------------

 A The per share amount does not coincide with the net realized and unrealized gain/loss for the year because of the timing of sales and redemptions of Fund shares and the amounts of per share realized and unrealized gain and loss at such time.

 B Total investment return for periods of less than one year are not annualized.

 C Annualized

                       See Notes to Financial Statements.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
Financial Highlights

                                                Gold Fund

                             For the Six
                             Months Ended
                             December 31,    For the Years Ended June 30,
                                 1999     ------------------------------------------
                             (unaudited)   1999     1998     1997     1996     1995
                             ------------ ------   ------   ------   ------   ------
  Per Share Operating
   Performance:
   Net Asset Value --
     Beginning of Period..      $ 4.00    $ 4.66   $ 7.02   $ 9.93   $ 9.89   $ 9.52
                                ------    ------   ------   ------   ------   ------
   Income from Investment
    Operations:
   Net Investment Loss....       (0.03)    (0.05)   (0.05)   (0.08)   (0.06)   (0.05)
   Net Realized and
    Unrealized Gain (Loss)
    on Investments........       (0.33)    (0.61)   (2.31)   (2.83)    0.10     0.42
                                ------    ------   ------   ------   ------   ------
    Total from Investment
     Operations...........       (0.36)    (0.66)   (2.36)   (2.91)    0.04     0.37
                                ------    ------   ------   ------   ------   ------
   Distributions to
    Shareholders:
   Total Distributions to
    Shareholders..........          --        --       --       --       --       --
                                ------    ------   ------   ------   ------   ------
   Net Increase (Decrease)
    in Net Asset Value....       (0.36)    (0.66)   (2.36)   (2.91)    0.04     0.37
                                ------    ------   ------   ------   ------   ------
   Net Asset Value -- End
    of Period.............      $ 3.64    $ 4.00   $ 4.66   $ 7.02   $ 9.93   $ 9.89
                                ======    ======   ======   ======   ======   ======
  Total Investment Return.       (9.01)%A (14.16)% (33.62)% (29.31)%   0.40%    3.89%
  Ratios to Average Net
   Assets:
   Expenses...............        1.70%B    1.70%    1.70%    1.70%    1.70%    1.70%
   Net Investment Loss....       (1.31)%B  (0.96)%  (0.74)%  (0.76)%  (0.59)%  (0.51)%
  Supplementary Data:
   Portfolio Turnover
    Rate..................          --        --     56.5%   108.5%    59.1%    51.2%
   Net Assets at End of
    Period (in thousands).      $1,020    $1,394   $2,187   $3,409   $6,122   $6,796
   Number of Shares
    Outstanding at End of
    Period (in thousands).         280       349      469      485      616      687

-----------------------------

 A Total investment return for periods of less than one year are not annualized.

 B Annualized

                       See Notes to Financial Statements.

                                                       Cappiello-Rushmore Trust
-------------------------------------------------------------------------------
Notes to Financial Statements
December 31, 1999
(unaudited)

1. Significant Accounting Policies

  Cappiello-Rushmore Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a no-load, open-end investment company and is authorized to issue an unlimited number of shares. The Trust consists of four separate portfolios (the "Funds"), each with a different investment objective. As of March 10, 1998, shares of the Gold Fund are no longer available for new purchases. Existing shareholders may continue to hold previously purchased shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following is a summary of significant accounting policies which the Funds follow:

    (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Funds' securities in good faith. The trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Funds' instruments are valued at fair value.

    (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions are computed on an identified cost basis.

    (c) Dividends from net investment income, if any, are declared and paid annually in the Growth, Emerging Growth and Gold Funds and quarterly in the Utility Income Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually.

    (d) For Federal income tax purposes, each Fund of the Trust is treated as a separate corporation. Each Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and distribute all net investment income, if any, and realized capital gains to their shareholders. Therefore, no Federal income tax provision is required.

2. Investment Advisory Fees and Other Transactions with Affiliates

  Investment advisory services are provided by McCullough, Andrews and Cappiello, Inc., (the "Adviser"). Under an agreement with the Adviser, the Trust pays a fee at the annual rate of 0.50% of the daily net assets of the Growth and Emerging Growth Funds, 0.70% of the daily net assets of the Gold Fund and 0.35% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Adviser.

  The Trust has contracted with Money Management Associates (the "Administrator") to provide Administrative services to the Trust. Under the administrative services agreement with the Administrator, the Trust pays a fee at the annual rate of 1.00% of the daily net assets of the Growth, Emerging Growth and Gold Funds, and 0.70% of the daily net assets of the Utility Income Fund. Certain Officers and Trustees of the Trust are affiliated with the Administrator.

  Certain of these administrative services are provided by Rushmore Trust and Savings, FSB ("Rushmore Trust"), a majority-owned subsidiary of the Administrator, under a subcontractual agreement with the Administrator. These services include transfer agency functions, dividend disbursing and other shareholder services and custody of the Trust's assets. The Trust has an agreement with Rushmore Trust to receive short-term borrowings to cover share redemptions. No borrowings were outstanding at December 31, 1999.

  Each fund of the Trust invests excess cash in Fund for Government Investors, a money market mutual fund. Certain Officers and Trustees of Fund for Government Investors are affiliated with the Trust.

                                                        Cappiello-Rushmore Trust
--------------------------------------------------------------------------------
3. Securities Transactions

  For the six months ended December 31, 1999, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                    Utility                Emerging
                                  Income Fund Growth Fund Growth Fund Gold Fund
                                  ----------- ----------- ----------- ----------
Purchases........................         --  $   249,487 $9,445,623          --
                                  ==========  =========== ==========  ==========
Sales............................ $1,238,492  $ 4,072,466 $9,930,872  $  258,765
                                  ==========  =========== ==========  ==========

4. Net Unrealized Appreciation and Depreciation of Investments

  Unrealized appreciation and depreciation as of December 31, 1999, based on the cost for Federal income tax purposes is as follows:

                                   Utility                  Emerging
                                 Income Fund  Growth Fund  Growth Fund  Gold Fund
                                 -----------  -----------  -----------  ----------
Gross Unrealized Appreciation..  $1,884,795   $7,313,236   $2,222,819   $  174,596
Gross Unrealized Depreciation..    (214,687)    (500,538)    (356,559)    (715,821)
                                 ----------   ----------   ----------   ----------
Net Unrealized Appreciation
 (Depreciation)................  $1,670,108   $6,812,698   $1,866,260   $ (541,225)
                                 ==========   ==========   ==========   ==========
Cost of Investments for Federal
 Income Tax Purposes...........  $4,917,350   $8,891,616   $6,608,093   $1,568,210
                                 ==========   ==========   ==========   ==========

5. Net Assets

  At December 31, 1999 net assets consisted of the following:

                                 Utility                 Emerging
                               Income Fund Growth Fund  Growth Fund  Gold Fund
                               ----------- -----------  -----------  ----------
Paid-in-Capital............... $5,018,141  $ 9,372,928  $6,057,548   $4,756,651
Undistributed Net Investment
 Income.......................        260      (68,265)    (46,175)      (8,406)
Accumulated Net Realized Gain
 (Loss) on Investments........    619,719    1,468,030     371,378   (3,214,229)
Net Unrealized Appreciation
 (Depreciation) on
 Investments..................  1,693,141    6,812,698   1,903,513     (514,003)
                               ----------  -----------  ----------   ----------
Net Assets.................... $7,331,261  $17,585,391  $8,286,264   $1,020,013
                               ==========  ===========  ==========   ==========

6. Federal Income Tax

  At June 30, 1999, for Federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or its expiration:

                                                             Emerging
                                                              Growth
Expires June 30,                                               Fund   Gold Fund
----------------                                             -------- ----------
2000.......................................................       --  $  434,866
2001.......................................................       --     281,566
2005.......................................................  $56,256     648,259
2006.......................................................       --     954,368
2007.......................................................       --     461,455
                                                             -------  ----------
 Total.....................................................  $56,256  $2,780,514
                                                             =======  ==========

                                                       Cappiello-Rushmore Trust
-------------------------------------------------------------------------------

7. Agreement with Friedman Billings Ramsey Group, Inc.

  On October 20, 1999, the Adviser and Rushmore Trust reached a definitive agreement to be acquired by Friedman Billings Ramsey Group, Inc. The transaction is subject to various regulatory approvals.

                                                 [LOGO CAPPIELLO RUSHMORE TRUST]

                                          [SEMI ANNUAL REPORT DECEMBER 31, 1999]